SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Significant Unobservable Inputs (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase agreement	$ 2,755	$ 2,982	$ 0
Total	2,755	2,982
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase agreement	0	0
Total	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase agreement	0	0
Total	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase agreement	2,755	2,982
Total	$ 2,755	$ 2,982